SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
6.	SUPPLEMENTAL CASH FLOW INFORMATION

For purposes of the consolidated statement of cash flows, the Company considers all highly liquid temporary investments with an original maturity of three months or less at the time of purchase to be cash equivalents. The Cash Flow Statement has been prepared using the indirect method, which requires a series of adjustments to reconcile net income for the period to net cash flows from operating activities.

Non-cash investing and financing activities for the years ended December 31, 2025, 2024 and 2023 are presented below:

	2025	2024	2023
Unpaid acquisition of PPE	3,035,628	26,367,360	20,351,112
Principal payment of financial lease (1)	9,498,794	9,856,279	7,688,661
Income tax paid through the use of financial assets at fair value through profit or loss	166,052,445	-	-
(1)	Cancelled through compensation with trade receivables with the creditor. See Note 13.

Note 13 to these Consolidated Financial Statements includes a reconciliation between the opening and closing balance of the financial liabilities arising from financing activities.